MFS(R) Variable Insurance Trust

                           MFS(R) Total Return Series

                      Supplement to the Current Prospectus:


Effective March 19, 2007, the sub-section entitled "Portfolio Managers" under the main heading "II - Risk Return Summary - 14. Total Return Series" is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of series shares and possible conflicts of interest, is available in the series' Statement of Additional Information. The portfolio managers are primarily responsible for the day-to-day management of the series.

Portfolio Manager            Primary Role                     Since   Title and Five Year History

Brooks A. Taylor             Lead/Large-Cap Value Equities    2004    Senior Vice President of MFS; employed in the investment
                             Portfolio Manager                        management area of MFS since 1996.

Nevin P. Chitkara            Large-Cap Value Equities         2006    Vice President of MFS; employed in the investment management
                             Portfolio Manager                        area of MFS since 1997.

William P. Douglas           Mortgage Backed Debt             2004    Vice President of MFS; employed in the investment management
                             Securities Portfolio Manager             area of MFS since 2004; Vice President and Senior Mortgage
                                                                      Analyst at Wellington Management Company, LLP from 1994 to
                                                                      2004.

Kenneth J. Enright           Multi-Cap Value Equities         1999    Senior Vice President of MFS; employed in the investment
                             Portfolio Manager                        management area of MFS since 1986.

Steven R. Gorham             Large-Cap Value Equities         2002    Senior Vice President of MFS; employed in the investment
                             Portfolio Manager                        management area of MFS since 1992.

Richard O. Hawkins           Debt Securities Portfolio        2005    Senior Vice President of MFS; employed in the investment
                             Manager                                  management area of MFS since 1988.

Michael W. Roberge           Debt Securities Portfolio        2002    Executive Vice President of MFS; employed in the investment
                             Manager                                  management area of MFS since 1996.

                 The date of this Supplement is March 21, 2007.